GOODWILL AND INTANGIBLE ASSETS - Changes in Carrying Amount of Goodwill (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	₽ 145,116		₽ 119,202
Accumulated impairment loss, beginning of the period	(1,338)		(1,338)
Goodwill, net balance at the beginning of the period	143,778		117,864
Acquisitions (Note 3)			26,139
Foreign currency translation adjustment	142	$ 1.6	(226)
Measurement period adjustment	56	0.6
Impairment loss	(1,136)	(12.7)	0	₽ 0
Gross amount of goodwill, end of the period	145,314	1,620.2	145,116	119,202
Accumulated impairment loss, end of the period	(2,474)	(27.6)	(1,338)	(1,338)
Goodwill, net balance at the end of the period	142,840	1,592.6	143,778	117,864
Goodwill measurement period adjustment	(56)	$ (0.6)
Search And Portal
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,719		2,719
Goodwill, net balance at the beginning of the period	2,719		2,719
Gross amount of goodwill, end of the period	2,719		2,719	2,719
Goodwill, net balance at the end of the period	2,719		2,719	2,719
E-commerce, Mobility and Delivery
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	133,724		107,810
Accumulated impairment loss, beginning of the period	(762)		(762)
Goodwill, net balance at the beginning of the period	132,962		107,048
Acquisitions (Note 3)			26,139
Foreign currency translation adjustment	142		(226)
Measurement period adjustment	56
Impairment loss	(1,136)
Gross amount of goodwill, end of the period	133,922		133,724	107,810
Accumulated impairment loss, end of the period	(1,898)		(762)	(762)
Goodwill, net balance at the end of the period	132,024		132,962	107,048
Goodwill measurement period adjustment	(56)
Plus and Entertainment
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,140		2,140
Accumulated impairment loss, beginning of the period	(576)		(576)
Goodwill, net balance at the beginning of the period	1,564		1,564
Gross amount of goodwill, end of the period	2,140		2,140	2,140
Accumulated impairment loss, end of the period	(576)		(576)	(576)
Goodwill, net balance at the end of the period	1,564		1,564	1,564
Classifieds
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	6,382		6,382
Goodwill, net balance at the beginning of the period	6,382		6,382
Gross amount of goodwill, end of the period	6,382		6,382	6,382
Goodwill, net balance at the end of the period	6,382		6,382	6,382
Other Business Units and Initiatives
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	151		151
Goodwill, net balance at the beginning of the period	151		151
Gross amount of goodwill, end of the period	151		151	151
Goodwill, net balance at the end of the period	₽ 151		₽ 151	₽ 151